CONSOLIDATED STATEMENTS OF INCOME (Parenthetical) ¥ in Millions	12 Months Ended
Mar. 31, 2016 JPY (¥)
Net income attributable to common shareholders	¥ 2,306,607
Dividend and accretion to Model AA Class Shares	¥ 6,087